Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of Property and Equipment Estimated Useful Life

	Estimated useful lives	Residual rate
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Analysis of Different Types of Revenues

Revenue from continuing operations	Years ended December 31,
(In thousands)	2017	2018	2019
Subscription revenue	84,956	81,877	81,532
Product revenue (note a)	32,894	54,604	8,269
Advertising revenue	22,484	27,781	15,643
Live streaming revenue	17,977	31,031	26,920
Cloud computing service and other internet value-added services (note b)	43,600	36,839	48,903
Total	201,911	232,132	181,267

Note a:   Product revenue comprise sales of OneThing Cloud devices and hard disks.

Note b:   Other internet value-added services mainly comprise provision of technical services and online game.

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves

(In thousands)	December 31, 2018	December 31, 2019
Paid-in capital	139,140	240,625
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	144,433	245,918